Share Purchase Warrants	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
13. Share Purchase Warrants
The following table summarizes the continuity of share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price $

Balance, February 1, 2018	265,125	0.45

Granted	8,220,923	0.62

Balance, January 31, 2019	8,486,048	0.62

Granted (Notes 12(d), 12(e) and 12(f))	71,258,000	0.35
Expired	(265,125)	(0.45)

Balance, January 31, 2020	79,478,923	0.38

As at January 31, 2020, the following share purchase warrants were outstanding:

Number of Warrants	Exercise Price $	Expiry Date

172,413	1.74	March 1, 2021
3,353,250	0.60	September 21, 2021
8,000	0.60	October 1, 2021
907,260	0.60	October 18, 2021
3,780,000	0.60	October 22, 2021
7,058,000	0.30	March 16, 2022
46,132,000	0.35	May 14, 2021
18,068,000	0.35	May 29, 2021
79,478,923

The fair value of warrants issued pursuant to the private placement on May 15, 2019 (Note 12(e)) was estimated using the Black-Scholes option pricing model and the following assumptions:

•	Date of grant: May 30, 2019
•	Risk free interest rate: 1.48%
•	Volatility: 85%
•	Market price of common shares on grant date: $0.445
•	Expected dividends: Nil%
•	Expected life: Two (2) years
•	Exercise price: $0.35